Fair Value Measurements (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Company's Assets that are Measured at Fair Value on a Recurring Basis	The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at March 31, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
		March 31,
Description	Level	2023
Assets:
Marketable securities held in Trust Account	1	$33,058,050
		December 31,
Description	Level	2022
Assets:
Marketable securities held in Trust Account	1	$237,987,893
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at September 30, 2023 and March 31, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
		September 30,
Description	Level	2023
Assets:
Marketable securities held in Trust Account	1	$30,733,473
		March 31,
Description	Level	2023
Assets:
Marketable securities held in Trust Account	1	$33,058,050
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2022 and 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
Description	Level	December 31, 2022
Assets:
Marketable securities held in Trust Account	1	$237,987,893
Description	Level	December 31, 2021
Assets:
Marketable securities held in Trust Account	1	$234,604,006